CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
CURRENT ASSETS:
Cash and cash equivalents	$ 347,338	$ 356,850
Short-term bank deposits	305,843	369,645
Marketable securities	301,101	199,933
Trade receivables (net of allowance for credit losses of $23 and $0 at December 31, 2021 and 2022, respectively)	120,817	113,211
Prepaid expenses and other current assets	22,482	22,225
Total current assets	1,097,581	1,061,864
LONG-TERM ASSETS:
Marketable securities	227,748	300,662
Property and equipment, net	23,474	20,183
Intangible assets, net	27,508	17,866
Goodwill	153,241	123,717
Other long-term assets	217,040	121,743
Deferred tax assets	72,809	47,167
Total long-term assets	721,820	631,338
TOTAL ASSETS	1,819,401	1,693,202
CURRENT LIABILITIES:
Trade payables	13,642	10,076
Employees and payroll accruals	77,328	75,442
Accrued expenses and other current liabilities	33,584	23,576
Deferred revenues	327,918	230,908
Total current liabilities	452,472	340,002
LONG-TERM LIABILITIES:
Convertible senior notes, net	569,344	520,094
Deferred revenues	80,524	86,367
Other long-term liabilities	38,917	20,227
Total long-term liabilities	688,785	626,688
TOTAL LIABILITIES	1,141,257	966,690
COMMITMENTS AND CONTINGENCIES
SHAREHOLDERS' EQUITY:
Ordinary shares of NIS 0.01 par value – Authorized: 250,000,000 shares at December 31, 2021 and 2022; Issued and outstanding: 40,041,870 shares and 41,028,571 shares at December 31, 2021 and 2022, respectively	107	104
Additional paid-in capital	660,289	588,937
Accumulated other comprehensive income (loss)	(15,560)	397
Retained earnings	33,308	137,074
Total shareholders' equity	678,144	726,512
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY	$ 1,819,401	$ 1,693,202